Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes Disclosure [Abstract]
Schedule of components of income tax
	For the years ended June 30,
	2019	2020	2021
Current income tax provision	$1,297,035	$541,251	$1,464,674
Deferred income tax benefit	(8,053)	(84,246)	(47,802)
Total	$1,288,982	$457,005	$1,416,872

Schedule of reconciles the statutory rate to the Company’s effective tax rate
	For the years ended June 30,
	2019	2020	2021
China Statutory income tax rate	25.00%	25.00%	25.00%
Permanent difference	0.17%	(2.15)%	0.71%
Effect of favorable tax rates on small-scale and low-profit entities	-%	(8.03)%	(0.79)%
Effective tax rate	25.17%	14.82%	24.92%

Schedule of Accounting for Income Taxes
	As of June 30,
	2020	2021

Deferred tax assets:
Net operating loss carry forwards	$121	$107
Allowance for doubtful accounts	83,698	140,650
Total deferred tax assets	83,819	140,757
Valuation allowance	(24)	-
Total deferred tax assets, net	$83,795	$140,757